Fees Summary	Sep. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 201,208,930.00
Previously Paid Amount	0.00
Total Fee Amount	27,786.95
Total Offset Amount	0.00
Net Fee	$ 27,786.95
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A